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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2000
                                               ----------------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Advent International Corporation
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Address:           75 State Street
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                   Boston, Ma  02109
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13F File Number:  28-          6054
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:                Janet L. Hennessy
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Title:               Vice President and Treasurer
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Phone:               (617) 951-9447
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Signature, Place, and Date of Signing:

/s/ Janet L. Hennessy                  Boston, Ma                   2/5/00
---------------------------------  --------------------       ------------------
            [Signature]              [City, State]                  [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]       13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         None
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Form 13F Information Table Entry Total:                    34
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Form 13F Information Table Value Total:        $         323,804
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                                                         (thousands)

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                           FORM 13F INFORMATION TABLE


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
    COLUMN 1          COLUMN 2       COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7           COLUMN 8
                                                   VALUE     SHRS OR   SH/ PUT   INVESTMENT    OTHER         VOTING AUTHORITY
 NAME OF ISSUER    TITLE OF CLASS     CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION   MANAGERS     SOLE    SHARED     NONE

ACTIVE POWER
  INC.                     COMMON    00504W-10-0   41,549    1,893,993              SOLE               1,893,993
ADVANCED RADIO
  TELECOM CORP.            COMMON    00754U-10-1    3,866    3,748,965              SOLE               1,248,965  1,780,580  719,420
AEROGEN INC.               COMMON    007779-10-1    9,019      848,857              SOLE                 848,857
ARRAY BIOPHARMA            COMMON    04269X-10-5    8,223      920,000              SOLE                 920,000
BIOMET, INC.               COMMON    090613-10-0    2,493       62,813              SOLE                  62,813
CORSAIR
  COMMUNICATIONS,
  INC.                     COMMON    220406-10-2    5,598      785,709              SOLE                 785,709
CRUCELL NV                    ADR    228769-10-5    6,919    1,096,098                                 1,096,098
DECODE GENETICS
  INC                      COMMON    243586-10-4   13,136    1,251,048              SOLE               1,251,048
DOLLAR TREE
  STORES INC               COMMON    256747-10-6    1,354       55,272              SOLE                  55,272
EPIX MEDICAL,
  INC.                     COMMON    26881Q-10-1    3,601      430,019              SOLE                 430,019
EURONET
  SERVICES, INC.           COMMON    298736-10-9    3,640      737,268              SOLE                 737,268
EXELIXIS                   COMMON    30161Q-10-4   24,394    1,667,997              SOLE               1,667,997
FLIR SYSTEMS,
  INC.                     COMMON    302445-10-1    4,719      848,324              SOLE                 848,324
ILEX ONCOLOGY,
  INC.                     COMMON    451923-10-6   32,277    1,226,676              SOLE               1,226,676
JACADA LTD.              ORDINARY    M6184R-10-1    1,398      302,240              SOLE                 302,240
JAZZTEL P.L.C.     SPONSORED ADRs    47214R-15-2   42,151    3,920,983              SOLE               3,920,983
KERAVISION, INC.           COMMON    492061-10-6       72      210,902              SOLE                 210,902
LECROY
  CORPORATION              COMMON    52324W-10-9    6,188      500,000              SOLE                 500,000
LIONBRIDGE
  TECHNOLOGIES,
  INC.                     COMMON    536252-10-9   15,683    4,364,004              SOLE               4,364,004
MEDICONSULT.COM,
  INC.                     COMMON    58469J-10-0      263    2,804,510              SOLE               2,804,510
NOVATEL WIRELESS           COMMON    66987M-10-9   40,794    3,296,484                                 3,296,484
ORCKIT
  COMMUNICATIONS           COMMON    m75318-10-7       72       34,049              SOLE                  34,049
PRECISE SOFTWARE
  SOLUTIONS                COMMON    m41450-10-3   32,209    1,301,361              SOLE               1,301,361
SMARTERKIDS.COM,
  INC.                     COMMON    83169C-10-6      254      478,543              SOLE                 478,543
TELIK INC.                 COMMON    87959M-10-9    7,897    1,192,062              SOLE               1,192,062
TERAYON
  COMMUNICATION
  SERVICES                 COMMON    927646-10-9       34        8,282              SOLE                   8,282
TIOGA                      COMMON    m8789g-10-0       61       34,049              SOLE                  34,049
TRITON NETWORK
  SYSTEMS INC.             COMMON    896775-10-3    6,766    2,165,142              SOLE               2,165,142
VARIAGENICS                COMMON    922196-10-0    4,213      355,206              SOLE                 355,206
VERITAS SOFTWARE
  CORP.                    COMMON    923436-10-9    1,999       22,850                                    22,850
VISION TWENTY-ONE,
  INC.                     COMMON    92831N-10-1        0       14,527              SOLE                  14,527
WORLD ACCESS INC.          COMMON    98141A-10-1      559      232,339              SOLE                 232,339
WORLDGATE
  COMMUNICATIONS,
  INC.                     COMMON    98156L-30-7    1,184      310,618              SOLE                 310,618
ZINDART LIMITED    SPONSORED ADRs    989597-10-9    1,218      708,444              SOLE                 708,444

                                                  323,804
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